UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

This report on Form N-CSR relates solely to the Registrant's Equity-Income Portfolio series (the "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2014

1.808778.110

VIPEI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.2%
Gentex Corp.	492,457	$ 13,183,074
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	644,499	33,165,919
McDonald's Corp.	621,000	58,877,010
Starwood Hotels & Resorts Worldwide, Inc.	159,700	13,288,637
Texas Roadhouse, Inc. Class A	550,397	15,323,052
Yum! Brands, Inc.	391,100	28,151,378
		148,805,996
Household Durables - 0.0%
Tupperware Brands Corp.	18,400	1,270,336
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (a)(j)(k)	127,200	14,219,688
Media - 1.7%
Comcast Corp. Class A (h)	1,607,743	86,464,419
Sinclair Broadcast Group, Inc. Class A	769,804	20,084,186
		106,548,605
Multiline Retail - 2.0%
Kohl's Corp.	702,275	42,859,843
Target Corp.	1,374,860	86,176,225
		129,036,068
Specialty Retail - 0.7%
Foot Locker, Inc.	344,485	19,170,590
PetSmart, Inc.	162,600	11,396,634
Staples, Inc.	944,036	11,422,836
		41,990,060
TOTAL CONSUMER DISCRETIONARY		455,053,827
CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Molson Coors Brewing Co. Class B	419,800	31,249,912
PepsiCo, Inc.	290,057	27,001,406
The Coca-Cola Co.	1,877,541	80,095,899
		138,347,217
Food & Staples Retailing - 1.6%
CVS Health Corp.	474,300	37,749,537
Tesco PLC	962,100	2,874,046
Wal-Mart Stores, Inc.	400,578	30,632,200
Walgreen Co.	528,407	31,318,683
		102,574,466
Food Products - 0.8%
B&G Foods, Inc. Class A	181,113	4,989,663
Kellogg Co.	737,857	45,451,991
		50,441,654
Household Products - 2.2%
Procter & Gamble Co.	1,677,919	140,508,937

	Shares	Value
Tobacco - 3.1%
Altria Group, Inc.	817,196	$ 37,541,984
British American Tobacco PLC sponsored ADR	233,317	26,383,486
Japan Tobacco, Inc.	98,500	3,203,551
Lorillard, Inc.	1,118,215	66,992,261
Philip Morris International, Inc.	413,484	34,484,566
Reynolds American, Inc.	455,900	26,898,100
		195,503,948
TOTAL CONSUMER STAPLES		627,376,222
ENERGY - 13.9%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	568,676	23,492,006
National Oilwell Varco, Inc.	363,706	27,678,027
Noble Corp.	603,865	13,417,880
Oceaneering International, Inc.	47,900	3,121,643
Paragon Offshore PLC (a)(e)	265,388	1,632,136
Schlumberger Ltd. (h)	160,002	16,270,603
		85,612,295
Oil, Gas & Consumable Fuels - 12.5%
Access Midstream Partners LP	232,400	14,789,936
Anadarko Petroleum Corp.	320,786	32,540,532
Apache Corp. (h)	548,868	51,522,239
Cameco Corp.	472,100	8,329,565
Canadian Natural Resources Ltd.	921,500	35,800,228
Chevron Corp.	1,551,180	185,086,798
CONSOL Energy, Inc.	642,535	24,326,375
EV Energy Partners LP	515,224	18,274,995
Exxon Mobil Corp.	1,166,669	109,725,219
Foresight Energy LP	227,800	4,159,628
Holly Energy Partners LP	302,944	11,027,162
HollyFrontier Corp.	152,485	6,660,545
Imperial Oil Ltd.	330,100	15,594,974
Legacy Reserves LP	303,301	9,001,974
Markwest Energy Partners LP (h)	604,029	46,401,508
Occidental Petroleum Corp.	399,187	38,381,830
Royal Dutch Shell PLC Class A sponsored ADR	363,029	27,637,398
Scorpio Tankers, Inc.	327,173	2,718,808
Suncor Energy, Inc.	1,240,500	44,892,598
The Williams Companies, Inc. (h)	1,783,249	98,702,832
Williams Partners LP	155,800	8,265,190
		793,840,334
TOTAL ENERGY		879,452,629
FINANCIALS - 24.0%
Banks - 10.4%
Bank of America Corp.	690,800	11,778,140
CIT Group, Inc.	187,438	8,614,650
Citigroup, Inc.	878,900	45,544,598
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	241,948	$ 12,063,527
FirstMerit Corp.	991,521	17,450,770
JPMorgan Chase & Co.	4,523,164	272,475,391
M&T Bank Corp.	497,591	61,347,994
PNC Financial Services Group, Inc.	182,500	15,618,350
Standard Chartered PLC (United Kingdom)	1,042,321	19,271,698
SunTrust Banks, Inc.	408,800	15,546,664
TCF Financial Corp.	29,800	462,794
U.S. Bancorp	1,436,638	60,094,568
Valley National Bancorp (e)	583,100	5,650,239
Wells Fargo & Co.	2,236,486	116,006,529
		661,925,912
Capital Markets - 5.6%
Apollo Global Management LLC Class A	415,450	9,904,328
Apollo Investment Corp.	2,443,363	19,962,276
Ares Capital Corp.	834,895	13,491,903
Ares Management LP	294,400	5,152,000
Ashmore Group PLC (e)	1,569,642	7,837,445
BlackRock, Inc. Class A (h)	57,957	19,028,442
Carlyle Group LP	299,200	9,113,632
Charles Schwab Corp.	505,969	14,870,429
Greenhill & Co., Inc.	141,703	6,587,772
Invesco Ltd.	357,900	14,129,892
KKR & Co. LP	4,306,421	96,033,188
Morgan Stanley	973,375	33,649,574
State Street Corp.	397,902	29,289,566
The Blackstone Group LP	2,373,626	74,721,746
		353,772,193
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	241,617	33,376,972
Leucadia National Corp.	124,300	2,963,312
TPG Specialty Lending, Inc.	321,000	5,139,210
		41,479,494
Insurance - 4.9%
ACE Ltd.	523,311	54,879,625
Allied World Assurance Co.	316,930	11,675,701
Brasil Insurance Participacoes e Administracao SA	1,383,500	4,521,704
esure Group PLC	1,575,600	5,897,842
MetLife, Inc.	2,562,570	137,661,260
Prudential Financial, Inc. (h)	296,662	26,088,456
The Chubb Corp.	415,200	37,816,416
The Travelers Companies, Inc.	352,245	33,089,895
		311,630,899
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	1,122,548	23,854,145
American Homes 4 Rent (f)	262,132	4,427,409
Annaly Capital Management, Inc.	2,059,609	21,996,624
Aviv REIT, Inc.	37,600	990,760

	Shares	Value
CBL & Associates Properties, Inc.	719,900	$ 12,886,210
Coresite Realty Corp.	266,347	8,754,826
First Potomac Realty Trust	1,231,757	14,473,145
Home Properties, Inc.	345,372	20,114,465
Piedmont Office Realty Trust, Inc. Class A	405,824	7,158,735
Retail Properties America, Inc.	734,432	10,744,740
Two Harbors Investment Corp.	1,131,634	10,942,901
Ventas, Inc.	109,690	6,795,296
		143,139,256
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	359,608	5,128,010
TOTAL FINANCIALS		1,517,075,764
HEALTH CARE - 7.7%
Biotechnology - 0.4%
Amgen, Inc.	176,900	24,847,374
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	234,700	16,844,419
Covidien PLC	185,800	16,073,558
DENTSPLY International, Inc.	200,400	9,138,240
Meridian Bioscience, Inc.	631,900	11,178,311
St. Jude Medical, Inc.	105,946	6,370,533
		59,605,061
Health Care Providers & Services - 0.9%
Aetna, Inc.	64,664	5,237,784
Quest Diagnostics, Inc.	259,082	15,721,096
UnitedHealth Group, Inc.	434,523	37,477,609
		58,436,489
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	1,581,900	23,553,615
GlaxoSmithKline PLC	1,297,500	29,640,277
Johnson & Johnson	1,313,768	140,034,531
Merck & Co., Inc.	614,494	36,427,204
Pfizer, Inc.	2,236,912	66,145,488
Sanofi SA	186,368	21,072,751
Teva Pharmaceutical Industries Ltd. sponsored ADR (h)	531,122	28,547,808
		345,421,674
TOTAL HEALTH CARE		488,310,598
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.1%
The Boeing Co.	125,400	15,973,452
United Technologies Corp.	505,471	53,377,738
		69,351,190
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc. (h)	315,728	20,939,081
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)	2,742,300	$ 11,849,188
United Parcel Service, Inc. Class B	1,009,137	99,188,076
		131,976,345
Airlines - 0.1%
Copa Holdings SA Class A	56,600	6,072,614
Commercial Services & Supplies - 0.9%
Intrum Justitia AB	421,308	11,875,561
KAR Auction Services, Inc.	505,800	14,481,054
Republic Services, Inc. (h)	830,826	32,418,831
		58,775,446
Electrical Equipment - 0.5%
Eaton Corp. PLC	325,400	20,620,598
Emerson Electric Co.	197,603	12,365,996
		32,986,594
Industrial Conglomerates - 2.7%
General Electric Co.	6,602,576	169,157,997
Machinery - 0.7%
Cummins, Inc.	69,200	9,133,016
Deere & Co.	254,800	20,891,052
Stanley Black & Decker, Inc.	199,453	17,709,432
		47,733,500
Professional Services - 0.4%
Acacia Research Corp. (e)	548,526	8,491,182
Bureau Veritas SA	221,800	4,901,128
Michael Page International PLC	1,887,699	12,810,178
		26,202,488
Road & Rail - 0.4%
Union Pacific Corp.	227,954	24,714,773
Trading Companies & Distributors - 0.3%
Now, Inc.	90,926	2,765,060
Watsco, Inc.	172,200	14,840,196
		17,605,256
TOTAL INDUSTRIALS		584,576,203
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 3.1%
Cisco Systems, Inc.	6,709,231	168,871,344
QUALCOMM, Inc.	335,039	25,050,866
		193,922,210
Electronic Equipment & Components - 0.3%
Hitachi Ltd.	1,321,000	10,087,417
TE Connectivity Ltd.	209,561	11,586,628
		21,674,045
Internet Software & Services - 0.6%
Yahoo!, Inc. (a)	963,900	39,278,925

	Shares	Value
IT Services - 3.7%
Accenture PLC Class A	209,971	$ 17,074,842
IBM Corp.	648,623	123,128,104
Paychex, Inc.	2,114,969	93,481,630
		233,684,576
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc. (h)	2,181,000	47,131,410
Broadcom Corp. Class A (h)	1,810,460	73,178,793
		120,310,203
Software - 1.7%
CA Technologies, Inc.	585,917	16,370,521
Microsoft Corp.	2,011,624	93,258,889
		109,629,410
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	558,764	16,349,435
First Data Holdings, Inc. Class B (k)	6,341,091	25,364,364
		41,713,799
TOTAL INFORMATION TECHNOLOGY		760,213,168
MATERIALS - 1.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	342,300	11,852,667
Tronox Ltd. Class A	459,600	11,972,580
Westlake Chemical Partners LP (a)	12,100	350,900
		24,176,147
Metals & Mining - 1.0%
Commercial Metals Co.	680,027	11,608,061
Freeport-McMoRan, Inc.	1,197,478	39,097,657
Goldcorp, Inc.	35,300	813,827
Nucor Corp.	231,700	12,576,676
SunCoke Energy Partners LP	98,489	2,898,531
		66,994,752
TOTAL MATERIALS		91,170,899
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,743,393	61,437,169
Verizon Communications, Inc.	2,767,159	138,330,278
		199,767,447
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	12,486,880	41,147,096
TOTAL TELECOMMUNICATION SERVICES		240,914,543
UTILITIES - 3.4%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	819,271	42,774,139
Exelon Corp.	848,300	28,918,547
Hawaiian Electric Industries, Inc. (e)	563,987	14,973,855
Pinnacle West Capital Corp.	108,900	5,950,296
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,146,747	$ 37,659,171
Southern Co.	1,439,177	62,820,076
Xcel Energy, Inc.	678,494	20,626,218
		213,722,302
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	30,500	1,058,045
TOTAL UTILITIES		214,780,347
TOTAL COMMON STOCKS (Cost $4,545,828,034)		5,858,924,200
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Crown Castle International Corp. Series A, 4.50%	113,000	11,879,125
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	29,880	9,869,962
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.779%	47,800	2,609,402
Series E, 5.599%	158,600	9,777,690
		12,387,092
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (a)	170,300	10,356,369
Dominion Resources, Inc.:
6.375% (a)	106,200	5,299,380
Series B, 6.00%	99,000	5,568,750
		21,224,499
TOTAL UTILITIES		33,611,591
TOTAL CONVERTIBLE PREFERRED STOCKS		55,360,678

	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc.:
7.00% (f)	18,256	$ 18,273,115
Series A, 8.50%	155,954	4,199,841
		22,472,956
TOTAL PREFERRED STOCKS (Cost $68,399,921)		77,833,634
Corporate Bonds - 3.6%
		Principal Amount (d)
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 2,070,000	3,547,463
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	8,370,485
			11,917,948
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21 (f)		2,600,000	2,699,125
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		6,650,000	3,699,561
TOTAL CONSUMER DISCRETIONARY			18,316,634
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (i)		8,830,000	12,927,120
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,156,202
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	2,680,519
Chesapeake Energy Corp. 2.5% 5/15/37		9,290,000	9,365,481
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		2,750,000	2,456,207
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		8,900,000	8,577,375
Ship Finance International Ltd. 3.25% 2/1/18		7,700,000	8,310,379
			32,546,163
FINANCIALS - 0.5%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		7,570,000	7,891,725
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		$ 6,370,000	$ 10,168,113
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	13,389,345
TOTAL FINANCIALS			31,449,183
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.5%
HealthSouth Corp. 2% 12/1/43		9,478,000	10,224,393
WellPoint, Inc. 2.75% 10/15/42		13,420,000	22,101,063
			32,325,456
Pharmaceuticals - 0.2%
Jazz Investments I Ltd. 1.875% 8/15/21 (f)		5,180,000	5,717,425
Theravance, Inc. 2.125% 1/15/23		7,240,000	6,914,200
			12,631,625
TOTAL HEALTH CARE			44,957,081
INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Layne Christensen Co. 4.25% 11/15/18 (f)		630,000	509,122
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		7,570,000	7,574,731
TOTAL INDUSTRIALS			8,083,853
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16		12,210,000	12,499,988
Liberty Interactive LLC 0.75% 3/30/43		4,970,000	6,582,144
			19,082,132
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		5,020,000	5,591,025
GT Advanced Technologies, Inc.:
3% 10/1/17		9,240,000	14,194,950
3% 12/15/20		4,940,000	5,597,638
			25,383,613

		Principal Amount (d)	Value
Software - 0.2%
TiVo, Inc.:
2% 10/1/21 (f)		$ 2,600,000	$ 2,525,250
4% 3/15/16 (f)		8,660,000	10,992,788
			13,518,038
TOTAL INFORMATION TECHNOLOGY			57,983,783
UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (f)		7,430,000	8,375,839
TOTAL CONVERTIBLE BONDS			214,639,656
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
8.75% 12/1/20		9,245,000	8,412,950
8.75% 12/1/20 (f)		405,000	368,550
			8,781,500
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,200,000	4,242,000
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	1,575,000
			5,817,000
TOTAL NONCONVERTIBLE BONDS			14,598,500
TOTAL CORPORATE BONDS (Cost $214,499,492)			229,238,156
Bank Loan Obligations - 0.1%

INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i) (Cost $4,889,960)		4,940,283	4,841,478
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,931,535)	EUR	2,560,000	3,630,672
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	167,047,182	$ 167,047,182
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	29,404,500	29,404,500
TOTAL MONEY MARKET FUNDS (Cost $196,451,682)		196,451,682
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,034,000,624)		6,370,919,822
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(36,095,082)
NET ASSETS - 100%		$ 6,334,824,740
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	10/18/14 - $105.00	1,811	$ 294,371	(19,016)
Applied Materials, Inc.	10/18/14 - $22.00	5,453	432,612	(179,949)
BlackRock, Inc. Class A	10/18/14 - $320.00	476	412,873	(554,540)
Broadcom Corp. Class A	11/22/14 - $40.00	6,119	603,320	(1,116,718)
C.H. Robinson Worldwide, Inc.	11/22/14 - $70.00	1,183	215,774	(112,385)
Comcast Corp. Class A	10/18/14 - $55.00	5,306	556,322	(169,792)
Markwest Energy Partners LP	11/22/14 - $80.00	1,993	313,691	(269,055)
Prudential Financial, Inc.	12/20/14 - $92.50	979	229,962	(159,577)
Republic Services, Inc.	1/17/15 - $40.00	5,142	332,011	(359,940)
Schlumberger Ltd.	11/22/14 - $115.00	908	161,984	(39,498)
Teva Pharmaceutical Industries Ltd. sponsored ADR	11/22/14 - $52.50	1,753	293,691	(437,373)
The Williams Companies, Inc.	11/22/14 - $60.00	5,885	779,156	(314,847)
TOTAL WRITTEN OPTIONS			$ 4,625,767	(3,732,690)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,720,463 or 1.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $200,739,082.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,584,052 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 25,364,364
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 129,137
Fidelity Securities Lending Cash Central Fund	359,567
Total	$ 488,704
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 455,053,827	$ 440,834,139	$ -	$ 14,219,688
Consumer Staples	627,376,222	624,502,176	2,874,046	-
Energy	879,452,629	879,452,629	-	-
Financials	1,551,427,845	1,521,275,605	30,152,240	-
Health Care	498,180,560	447,467,532	50,713,028	-
Industrials	584,576,203	584,576,203	-	-
Information Technology	760,213,168	734,848,804	-	25,364,364
Materials	91,170,899	91,170,899	-	-
Telecommunication Services	240,914,543	199,767,447	41,147,096	-
Utilities	248,391,938	228,257,879	20,134,059	-
Corporate Bonds	229,238,156	-	229,238,156	-
Bank Loan Obligations	4,841,478	-	4,841,478	-
Preferred Securities	3,630,672	-	3,630,672	-
Money Market Funds	196,451,682	196,451,682	-	-
Total Investments in Securities:	$ 6,370,919,822	$ 5,948,604,995	$ 382,730,775	$ 39,584,052
Derivative Instruments:
Liabilities
Written Options	$ (3,732,690)	$ (3,732,690)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $5,036,582,929. Net unrealized appreciation aggregated $1,334,336,893, of which $1,565,483,302 related to appreciated investment securities and $231,146,409 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 26, 2014